Pension Benefits - Summary of sensitivity the defined benefit obligation to the key actuarial assumptions (Parentheticals) (Detail)	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Actuarial assumption of mortality rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reasonably Possible Increase In Acturial Assumption By One Year	1	1
Reasonably Possible Decrease In Acturial Assumption By One Year	1	1